Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Royalty Rates
On net sales of:	%

●	leukemia related products	3.0
●	other products	2.5
●	in certain limited circumstances, rates may be reduced to	2.0

On fixed sublicense income (with no sublicense income on sales by sub licensee):	%

●	leukemia related products	20.0
●	other products	15.0

On fixed sublicense income (with sublicense income on sales by sub licensee):	%

●	leukemia related products	10.0
●	other products	7.5